Related party transactions	12 Months Ended
Dec. 31, 2017
Related party transactions [Abstract]
Related party transactions
27.	Related party transactions

The table below sets forth the major related parties and their relationships with the Group:

Major related parties	Relationship with the Group

Guangzhou Sunhongs Corp., Ltd. (“Guangzhou Sunhongs”) (Formerly knowed as Guangzhou Shanghang Information Technology Co., Ltd.)	Significant influence exercised by a principal shareholder of the Company
Bigo Inc. (“Bigo”)	Cost investment with significant influence
Shanghai Ansha Network Technology Co., Ltd.(“Shanghai Ansha”)	Cost investment with significant influence
Shanghai Rongyi Culture Development Co., Ltd.(“Shanghai Rongyi”)	Cost investment with significant influence
Guangzhou Chenjun Equity Investment Limited Partnership(“Guangzhou Chenjun”)	Equity investment
Guangzhou Kuyou Information Technology Co., Ltd.(“Guangzhou Kuyou”)	Equity investment
Zhuhai Daren Computer Technology Co., Ltd. (“Zhuhai Daren”)	Equity investment
Beijing Huanqiu Xingxue Technology Development Co., Ltd.(“Xingxue”)	Equity investment
Yunke Online(1)	Equity investment

(1)	Yunke Online became the Group’s equity investment in February 2017.

During the years ended December 31, 2015, 2016 and 2017, significant related party transactions are as follows:

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Bandwidth service provided by Guangzhou Sunhongs	74,661	96,224	92,068
Online games revenue shared from related parties	163,912	100,078	87,414
Repayment of loans from related parties	160,000	-	35,462
Partial disposal of investments to Guangzhou Chenjun	-	33,750	35,160
Loan to related parties	159,000	44,500	24,962
Payment on behalf of related parties, net of repayments	(60,870)	10,699	(23,116)
Partial disposal of a subsidiary to Guangzhou Chenjun	-	24,394	-
Purchase of operating rights from related parties	21,508	-	-
Others	21,153	13,573	14,987

As of December 31, 2016 and 2017, the amounts due from/to related parties are as follows:

	December 31,
	2016	2017
	RMB	RMB

Amounts due from related parties, current
Due from Bigo	31,528	9,831
Due from Guangzhou Chenjun	58,144	-
Due from Xingxue	20,000	-
Due from Shanghai Rongyi	13,000	-
Others	12,573	1,359

Total	135,245	11,190

Amounts due from related parties, non-current
Due from Yunke Online	-	20,000

Amounts due to related parties
Due to Guangzhou Sunhongs	10,925	8,432
Due to Guangzhou Kuyou	30,996	7,583
Due to Shanghai Ansha	-	6,178
Due to Zhuhai Daren	1,998	5,269
Due to Xingxue	42,128	50
Others	5,198	2,990

Total	91,245	30,502

The other receivables/payables from/to related parties are unsecured and payable on demand.